Capital and reserves - Additional Information (Detail)				12 Months Ended
	May 06, 2021 shares	Apr. 07, 2021 EUR (€) shares	Jan. 29, 2021 EUR (€) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€) Day shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 $ / shares	Jan. 29, 2021 $ / shares	Dec. 31, 2020 $ / shares	Nov. 17, 2020 EUR (€)	Sep. 26, 2018 EUR (€)
Disclosure of classes of share capital [line items]
Share capital				€ 27,297,000	€ 302,000	€ 109,000,000.0
Shares outstanding | shares				0	155,389
Common stock par or stated value per share | $ / shares									$ 1
Subscription receivable from shareholders						87,200,000
Adjustment to additional paid in capital from issuance costs of participation certificates					€ 7,880,000	€ 1,200,000
Adjustment To Additional Paid In Capital Issue Of Shares For Assets Received				€ 63,270,000
Reserve of discretionary participation features					€ 161,000
Loans and borrowings excluding lease liabilities as a percentage of total liabilities and equity				25.00%	43.00%
Payment of Underwriter Discount Costs				€ 26,389,000
UBS And ING Bank [Member]
Disclosure of classes of share capital [line items]
Debt intrument face value											€ 300,000,000
Senior Facilities Agreement [Member] | Senior Credit Facilities With Syndicate Of Banks [Member]
Disclosure of classes of share capital [line items]
Debt intrument face value										€ 530,000,000.0
Senior Facilities Agreement [Member] | Multicurrency Revolving Credit Facility [Member]
Disclosure of classes of share capital [line items]
Undrawn borrowing facilities				€ 110,000,000.0
NFL Enterprises LLC [Member]
Disclosure of classes of share capital [line items]
Proportion of non controlling interest in subsidiary				7.00%
Carlsten Koerl [Member]
Disclosure of classes of share capital [line items]
Proportion of non controlling interest in subsidiary				0.003%
Optima [Member]
Disclosure of classes of share capital [line items]
Issue of participation certificates shares | shares		1,307
Issue of participation certificates value		€ 6,800
Atrium [Member]
Disclosure of classes of share capital [line items]
Issue of participation certificates shares | shares	1,805
Director [Member]
Disclosure of classes of share capital [line items]
Issue of participation certificates shares | shares			208
Issue of participation certificates value			€ 1,000.0
Fair value per participation certificate | $ / shares								$ 12,237
Equity attributable to owners of parent [member]
Disclosure of classes of share capital [line items]
Decrease In Equity Due To Reorganization Transactions				€ 100,088,000
Additional paid-in capital
Disclosure of classes of share capital [line items]
Share issue related cost				€ 36,399,000
Class A Common Stock [Member]
Disclosure of classes of share capital [line items]
Shares outstanding | shares				206,571,517	0
Common stock par or stated value per share | $ / shares							$ 0.1
Common stock number of votes per share | Day					1
Class B Common Stock [Member]
Disclosure of classes of share capital [line items]
Shares outstanding | shares				903,670,701	0
Common stock par or stated value per share | $ / shares							$ 0.01
Common stock number of votes per share | Day					1
Registered Shares [Member]
Disclosure of classes of share capital [line items]
Shares outstanding | shares				0	344,611
MP Share Awards [Member]
Disclosure of classes of share capital [line items]
Reclassfication from additional paid in capital to unpaid contribution				€ 5,383,000
Participation Certificates [Member]
Disclosure of classes of share capital [line items]
Shares outstanding | shares					183,077
Common stock par or stated value per share | $ / shares									$ 1
Participation Certificates [Member] | Director [Member]
Disclosure of classes of share capital [line items]
Sale of stock issue price per share | $ / shares								$ 4,808
Share based payment expense				€ 1,545,000